UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  126 East 56th Street
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:


/s/Paul C. Shiverick	 New York, New York        November 13, 2012
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $1,987,262

      (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael G. Messner

*  Messrs. Shiverick and Messner, as General Partners and as Investment Managers
of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.
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
                                                         Mkt Value SH/Prn    SH/    PUT/  Investment Other       Voting Authority
Name of Issuer                 Title of Class CUSIP      x $1,000  Amt       Prn    CALL  Discretion Managers      Sole Shared None
ACE LTD                        SHS            H0023R105     36,153   478,209    SH       SOLE                   478,209
AFLAC INC                      COM            001055102     49,102 1,025,525    SH       SOLE                 1,025,525
ALLSTATE CORP                  COM            020002101     40,302 1,017,467    SH       SOLE                 1,017,467
AMEREN CORP                    COM            023608102     11,558   353,794    SH       SOLE                   353,794
AMERICAN ELEC PWR INC          COM            025537101     25,810   587,400    SH       SOLE                   587,400
AMERIGAS PARTNERS L P          UNIT L P INT   030975106      8,320   190,570    SH       SOLE                   190,570
ASTRAZENECA PLC                SPONSORED ADR  046353108     21,801   455,512    SH       SOLE                   455,512
AT&T INC                       COM            00206R102     82,521 2,188,880    SH       SOLE                 2,188,880
AXIS CAPITAL HOLDINGS INV      SHS            G0692U109     31,503   902,143    SH       SOLE                   902,143
BANK OF AMERICA CORPORATION    COM            060505104      8,843 1,001,430    SH       SOLE                 1,001,430
BP PLC                         SPONSORED ADR  055622104     54,896 1,295,928    SH       SOLE                 1,295,928
BUCKEYE PARTNERS L P           UNIT LTD PARTN 118230101      9,827   204,864    SH       SOLE                   204,864
CISCO SYS INC                  COM            17275R102     93,938 4,919,532    SH       SOLE                 4,919,532
CITIGROUP INC                  COM NEW        172967424     33,145 1,013,000    SH       SOLE                 1,013,000
COMCAST CORP NEW               CL A           20030N101     28,971   810,500    SH       SOLE                   810,500
CONOCOPHILLIPS                 COM            20825C104     51,421   899,279    SH       SOLE                   899,279
CONSOLIDATED EDISON INC        COM            209115104     14,962   249,824    SH       SOLE                   249,824
DELTA AIR LINES INC DEL        COM NEW        247361702     26,174 2,857,406    SH       SOLE                 2,857,406
DUKE ENERGY CORP NEW           COM NEW        26441C204     65,712 1,014,237    SH       SOLE                 1,014,237
E M C CORP MASS                COM            268648102     23,139   848,523    SH       SOLE                   848,523
ENERGIZER HLDGS INC            COM            29266R108      1,133    15,179    SH       SOLE                    15,179
ENTERGY CORP NEW               COM            29364G103     39,944   576,397    SH       SOLE                   576,397
EXELON CORP                    COM            30161N101     36,487 1,025,505    SH       SOLE                 1,025,505
FIRSTENERGY CORP               COM            337932107     26,703   605,501    SH       SOLE                   605,501
GENERAL ELECTRIC CO            COM            369604103    125,032 5,505,600    SH       SOLE                 5,505,600
GOOGLE INC                     CL A           38259P508     27,388    36,299    SH       SOLE                    36,299
HALLIBURTON CO                 COM            406216101     16,586   492,300    SH       SOLE                   492,300
HARRIS CORP DEL                COM            413875105     36,937   721,135    SH       SOLE                   721,135
HSBC HLDGS PLC                 SPON ADR NEW   404280406     21,110   454,365    SH       SOLE                   454,365
JOHNSON & JOHNSON              COM            478160104     86,150 1,250,186    SH       SOLE                 1,250,186
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER 494550106      9,427   114,268    SH       SOLE                   114,268
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100     24,683   477,801    SH       SOLE                   477,801
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP 559080106     15,963   182,522    SH       SOLE                   182,522
MCDONALDS CORP                 COM            580135101     64,754   705,761    SH       SOLE                   705,761
MICROSOFT CORP                 COM            594918104     24,410   820,226    SH       SOLE                   820,226
NABORS INDUSTRIES LTD          SHS            G6359F103     21,267 1,515,799    SH       SOLE                 1,515,799
NETFLIX INC                    COM            64110L106     22,329   410,167    SH       SOLE                   410,167
PARTNERRE LTD                  COM            G6852T105     33,668   453,257    SH       SOLE                   453,257
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN 726503105      9,771   110,780    SH       SOLE                   110,780
PPL CORP                       COM            69351T106     38,569 1,327,674    SH       SOLE                 1,327,674
PRUDENTIAL FINL INC            COM            744320102     25,632   470,234    SH       SOLE                   470,234
RPC INC                        COM            749660106        268    22,500    SH       SOLE                    22,500
ROYAL DUTCH SHELL PLC          SPON ADR B     780259206     55,907   805,456    SH       SOLE                   805,456
SIRIUS XM RADIO INC            COM            82967N108         65    25,000    SH       SOLE                    25,000
SOUTHERN CO                    COM            842587107     18,308   397,221    SH       SOLE                   397,221
SPDR GOLD TRUST                GOLD SHS       78463V107     51,825   301,500    SH       SOLE                   301,500
TIME WARNER CABLE INC          COM            88732J207     22,443   236,092    SH       SOLE                   236,092
TOTAL S A                      SPONSORED ADR  89151E109     95,733 1,910,841    SH       SOLE                 1,910,841
TRAVELERS COMPANIES INC        COM            89417E109     28,533   418,000    SH       SOLE                   418,000
VERIZON COMMUNICATIONS INC     COM            92343V104     82,970 1,820,713    SH       SOLE                 1,820,713
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209    137,933 4,839,757    SH       SOLE                 4,839,757
WALGREEN CO                    COM            931422109     67,236 1,845,102    SH       SOLE                 1,845,102
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